Tax Liabilities - Summary of Eligible Tax Debt Balances (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Tax liability recognized [line items]
Balance payable	R$ 513,963	R$ 565,289
Tax liability	513,963	565,289
Installment Payment of Taxes-Law No. 12,996/14 Refis Copa [member]
Tax liability recognized [line items]
Principal	62,965	62,965
Fine and SELIC interest	79,085	79,085
Reduction due to amnesty of interest, fines and legal charges	(44,055)	(44,055)
Repayments by prepayments	(30,428)	(30,428)
Payment in installments	(29,825)	(28,623)
SELIC restatement	1,513	1,494
Use of unused tax loss carry forwards	(27,840)	(29,213)
Reversion of unused tax loss carry forwards from REFIS to PRT (Note 22)		1,372
Balance payable	11,415	12,597
Tax liability	11,415	12,597
Installment Payment of Taxes-Law No. 12,996/14 Refis Copa [member] | Not later than one year [member]
Tax liability recognized [line items]
Balance payable		1,675
Tax liability		1,675
Installment Payment of Taxes-Law No. 12,996/14 Refis Copa [member] | 2020 [member]
Tax liability recognized [line items]
Balance payable	1,694	1,675
Tax liability	1,694	1,675
Installment Payment of Taxes-Law No. 12,996/14 Refis Copa [member] | 2021 [member]
Tax liability recognized [line items]
Balance payable	1,694	1,675
Tax liability	1,694	1,675
Installment Payment of Taxes-Law No. 12,996/14 Refis Copa [member] | 2022 [member]
Tax liability recognized [line items]
Balance payable	1,694	1,675
Tax liability	1,694	1,675
Installment Payment of Taxes-Law No. 12,996/14 Refis Copa [member] | 2023 [member]
Tax liability recognized [line items]
Balance payable	1,694	1,675
Tax liability	1,694	1,675
Installment Payment of Taxes-Law No. 12,996/14 Refis Copa [member] | Later than five years [member]
Tax liability recognized [line items]
Balance payable	4,639	4,222
Tax liability	R$ 4,639	R$ 4,222